Equity Equity, Earnings per unit (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Net earnings		$ 91	$ 69
Net Income (Loss) Attributable to Noncontrolling Interest		0	10
Net Income (Loss) Attributable to Parent		91	59
Distribution Made to Limited Partner, Cash Distributions Declared		(50)
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic		$ (17)	$ (11)
Common units - basic		93.6	80.3
Common units - diluted		93.6	80.3
Common - basic		$ 0.64	$ 0.63
Common - diluted		$ 0.64	$ 0.63
General Partner
General Partner Distributions		$ 2	$ 2
Incentive Distribution, Subsequent Distribution Amount	[1]	30	12
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic		(1)	(1)
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		31	13
Common
Distribution Made to Limited Partner, Cash Distributions Declared		(76)	56
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic		(16)	10
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		$ 60	$ 46

[1]	IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $3 million of IDRs for the three months ended March 31, 2015 waived by TLGP. See Note 12 of our Annual Report on Form 10-K for the year ended December 31, 2015, for further discussion related to IDRs.